SHARE CAPITAL - Additional Information (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2022 shares	Jun. 30, 2022 shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued in acquisition (in shares)		720,558
Number of share warrants exercised (in shares)		1,907,377
Restricted Share Units (RSU)
Disclosure Of Classes Of Share Capital [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	22,422	32,942